RELATED PARTY TRANSACTIONS (Significant Related Party Transactions with the Sogou Group) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Expenses of research and development undertaken by Sohu	$ 0	$ 0	$ 670
Cost of revenues from transactions with related parties	96,725	95,320	115,993
Sohu [Member]
Related Party Transaction [Line Items]
Expenses of research and development undertaken by Sohu	0	0	670
Others	59	61	464
Tencent [Member]
Related Party Transaction [Line Items]
Share-based compensation expense undertaken by related party	0	0	88
Others	1,582	2,254	3,463
Sales and marketing [Member]
Related Party Transaction [Line Items]
Expense from transactions with related party	1,414	1,869	2,123
Sales and marketing [Member] | Sohu [Member]
Related Party Transaction [Line Items]
Expense from transactions with related party	113	191	393
Online Marketing Service Revenue [Member] | Sohu [Member]
Related Party Transaction [Line Items]
Revenue from transactions with related party	54	311	677
Online Marketing Service Cost [Member] | Tencent [Member]
Related Party Transaction [Line Items]
Revenue from transactions with related party	28,048	31,943	40,758
Cost of revenues from transactions with related parties	85,668	86,902	108,542
Bandwidth Purchase [Member] | Tencent [Member]
Related Party Transaction [Line Items]
Expense from transactions with related party	9,463	6,364	4,183
Rental Expense [Member] | Sohu [Member]
Related Party Transaction [Line Items]
Expense from transactions with related party	9,763	8,318	8,369
Rental Expense [Member] | Tencent [Member]
Related Party Transaction [Line Items]
Expense from transactions with related party	$ 594	$ 500	$ 383